Income Taxes - Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 861,546.2	$ 10,084.5	₨ 705,459.0	₨ 662,381.8
Statutory income tax rate	25.17%	25.17%	25.17%	25.17%
Expected income tax expense	₨ 216,833.8	$ 2,538.1	₨ 177,549.9	₨ 166,708.3
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(6,452.8)	(75.5)	(4,125.0)	(2,204.9)
Stock-based compensation	1,427.1	16.7	(10,645.6)	1,645.9
Income subject to rates other than the statutory income tax rate	(910.8)	(10.7)	(1,262.0)	(6.8)
Remeasurement of deferred taxes for investment in subsidiaries and affiliates	(11,503.2)	(134.6)
Special reserve deduction	(8,053.7)	(94.3)	(5,143.2)
Unrecognized tax benefit of earlier years including consequential tax credit pursuant to favourable orders received recognised	(16,515.6)	(193.3)	(80,874.4)
Other, net	190.1	2.2	2,327.4	(25.1)
Income tax expense	₨ 175,014.9	$ 2,048.6	₨ 77,827.1	₨ 166,117.4